Other Income, Net (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Non-service component of net periodic benefit cost	$ 25	$ 12	$ 49	$ 23
Equity component, allowance for funds used during construction	18	17	35	39
(Loss) gain on derivatives, net	(2)	4	2	13
(Loss) gain on retirement investments	(9)	4	(17)	6
Other	3	5	8	11
Other income, net	$ 35	$ 42	$ 77	$ 92